Net gains/(losses) on financial assets and liabilities at fair value through profit or loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets And Liabilities At Fair Value Through Profit Or Loss
Fixed income securities	R$ (1,194,944)	R$ (9,956,696)	R$ 784,649
Derivative financial instruments	2,190,944	762,019	(19,188,022)
Equity securities	(176,645)	(2,078,113)	(183,030)
Total	R$ 819,355	R$ (11,272,790)	R$ (18,586,403)